Principal Components of Deferred Income Tax Assets/Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Bad debt provision	$ 362	$ 222
Prepaid expenses and accruals	425	52
Bonus accruals	2,967	2,935
Net operating losses	405	1,142
Share-based compensation	553
Other	2,019	1,647
Less: valuation allowance	(5)	(9)
Subtotal	6,726	5,989
Noncurrent deferred tax assets:
Net operating loss carryforwards	1,899	595
Other	409	235
Less: valuation allowance	(891)	(579)
Subtotal	1,417	251
Total deferred tax assets	8,143	6,240
Current deferred tax liabilities:
Unrealized foreign-exchange gains		329
Others	(3)	(17)
Subtotal	(3)	312
Noncurrent deferred tax liabilities:
Intangible asset basis difference	8,126	1,579
Others	2,251	1,828
Subtotal	10,377	3,407
Total deferred tax liabilities	$ 10,374	$ 3,719